LOANS, Short-term and Long-term Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Current Loans [Abstract]
Total Current loans		$ 60,567,191		$ 12,206,959
Non Current Loans [Abstract]
Total non current loans		411,081,275		282,428,472
Total	[2]	471,648,466	[1]	294,635,431
Notes repurchase		23,991,562		16,371,945
Issuance expenses		52,684		93,749
2018 Notes [Member]
Current Loans [Abstract]
Total Current loans		4,277,626		2,919,070
Non Current Loans [Abstract]
Total non current loans		380,225,912		259,379,199
Total		384,503,538
Bank Loans [Member]
Current Loans [Abstract]
Total Current loans		49,994,730		5,662,649
Non Current Loans [Abstract]
Total non current loans		19,933,952		13,401,649
Total		69,928,682
Leases Liabilities [Member]
Current Loans [Abstract]
Total Current loans		6,294,835		3,625,240
Non Current Loans [Abstract]
Total non current loans		10,921,411		$ 9,647,624
Total		$ 17,216,246

[1]	As of December 31, 2023 and 2022, it is net of Notes repurchase of Ps 23,991,562 and Ps. 16,371,945, respectively.
[2]	Net of issuance expenses of Ps. 52,684 and Ps. 93,749 as of December 31, 2023 and 2022, respectively.